AB Sustainable Thematic Balanced Portfolio

Portfolio of Investments

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 61.2%
Information Technology – 27.5%
Electronic Equipment, Instruments & Components – 3.8%
Flex Ltd.(a)	9,784	$1,475,232
TE Connectivity PLC	7,474	1,595,026

		3,070,258

Semiconductors & Semiconductor Equipment – 13.6%
Advanced Micro Devices, Inc.(a)	2,138	1,103,422
Broadcom, Inc.	3,916	1,749,551
KLA Corp.	285	547,687
Monolithic Power Systems, Inc.	318	498,055
NVIDIA Corp.	16,584	3,501,546
NXP Semiconductors NV	3,200	1,028,320
Qnity Electronics, Inc.	6,409	999,804
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	3,854	1,612,706

		11,041,091

Software – 5.8%
Cadence Design Systems, Inc.(a)	3,465	1,299,133
Crowdstrike Holdings, Inc. - Class A(a)	1,447	1,057,757
Microsoft Corp.	5,263	2,369,613

		4,726,503

Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.	11,083	3,458,561

		22,296,413

Industrials – 10.2%
Aerospace & Defense – 0.9%
Carpenter Technology Corp.	1,548	725,981

Commercial Services & Supplies – 1.3%
Veralto Corp.	8,100	666,063
Waste Management, Inc.	2,043	432,013

		1,098,076

Electrical Equipment – 5.3%
Emerson Electric Co.	7,645	1,099,504
GE Vernova, Inc.	498	482,224
Nextpower, Inc. - Class A(a)	4,468	698,795
Rockwell Automation, Inc.	4,437	2,001,353

		4,281,876

Ground Transportation – 0.9%
JB Hunt Transport Services, Inc.	2,636	728,669

Machinery – 1.8%
Cummins, Inc.	2,210	1,429,052

		8,263,654

Financials – 7.2%
Banks – 1.2%
Fifth Third Bancorp	19,414	969,341

Capital Markets – 3.7%
Bank of New York Mellon Corp. (The)	5,604	781,365
CME Group, Inc.	2,220	607,259
Intercontinental Exchange, Inc.	8,154	1,205,569
LPL Financial Holdings, Inc.	1,544	422,701

		3,016,894

Financial Services – 1.5%
Visa, Inc. - Class A	3,786	1,235,599

Insurance – 0.8%
Aflac, Inc.	5,354	601,897

		5,823,731

Company	Shares	U.S. $ Value

Health Care – 5.9%
Health Care Equipment & Supplies – 1.3%
Edwards Lifesciences Corp.(a)	12,034	$1,040,580

Health Care Providers & Services – 0.6%
McKesson Corp.	694	515,253

Pharmaceuticals – 4.0%
AstraZeneca PLC	4,518	838,857
Johnson & Johnson	6,142	1,383,977
Merck & Co., Inc.	8,525	1,012,088

		3,234,922

		4,790,755

Communication Services – 4.3%
Interactive Media & Services – 4.3%
Alphabet, Inc. - Class A	9,184	3,493,043

Utilities – 1.9%
Electric Utilities – 1.9%
NextEra Energy, Inc.	17,505	1,523,110

Real Estate – 1.5%
Health Care REITs – 1.5%
Welltower, Inc.	5,910	1,213,500

Consumer Staples – 1.1%
Household Products – 1.1%
Colgate-Palmolive Co.	10,099	910,223

Energy – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
Cameco Corp.	7,491	844,236

Consumer Discretionary – 0.6%
Household Durables – 0.6%
SharkNinja, Inc.(a)	4,317	526,199

Total Common Stocks (cost $34,749,811)		49,684,864

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 35.3%
United States – 35.3%
U.S. Treasury Bonds 2.50%, 02/15/2046	$803	549,690
3.00%, 05/15/2042	105	83,147
3.00%, 02/15/2048	579	423,084
3.625%, 02/15/2053	502	398,466
3.875%, 02/15/2043	102	89,983
3.875%, 05/15/2043	80	70,387
4.25%, 02/15/2054	707	625,849
4.375%, 08/15/2043	115	107,762
4.50%, 02/15/2036	423	428,062
4.50%, 02/15/2044	105	99,537
4.75%, 11/15/2043	2,080	2,037,100
4.75%, 11/15/2053	2,356	2,263,697
6.125%, 08/15/2029	1,157	1,225,697

	Principal Amount (000)	U.S. $ Value

U.S. Treasury Notes 0.625%, 05/15/2030	$1,975	$1,726,273
2.75%, 08/15/2032	751	690,425
3.50%, 01/31/2028	659	653,403
3.625%, 09/30/2031	131	127,710
3.75%, 12/31/2028	1,413	1,402,855
3.875%, 12/31/2027	595	593,478
3.875%, 08/15/2033	95	92,229
4.00%, 02/29/2028	521	520,581
4.00%, 06/30/2028	218	217,849
4.00%, 01/31/2029	40	39,650
4.125%, 07/31/2031	1,328	1,326,129
4.125%, 11/15/2032	115	114,291
4.25%, 02/28/2031	1,275	1,280,775
4.25%, 08/15/2035	312	308,099
4.375%, 11/30/2028	389	392,100
4.375%, 05/15/2034	2,765	2,771,079
4.50%, 11/15/2033	1,806	1,827,143
4.625%, 09/30/2028	2,280	2,310,306
4.625%, 02/15/2035	859	873,695
4.875%, 10/31/2028	1,169	1,191,488
4.875%, 10/31/2030	1,735	1,786,367

Total Governments - Treasuries (cost $29,128,474)		28,648,386

AGENCIES – 1.7%
Agency Debentures – 1.7%
Federal Home Loan Banks 4.125%, 01/15/2027	85	85,155
Federal National Mortgage Association 6.625%, 11/15/2030	1,152	1,267,131

Total Agencies (cost $1,485,867)		1,352,286

	Shares

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.46%(b) (c) (d) (cost $1,908,410)	1,908,410	1,908,410

Total Investments – 100.5% (cost $67,272,562)(e)		81,593,946
Other assets less liabilities – (0.5)%		(413,759)

Net Assets – 100.0%		$81,180,187

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of May 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,516,540 and gross unrealized depreciation of investments was $(1,195,156), resulting in net unrealized appreciation of $14,321,384.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Sustainable Thematic Balanced Portfolio

May 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$49,684,864	$-0-	$-0-	$49,684,864
Governments – Treasuries	-0-	28,648,386	-0-	28,648,386
Agencies	-0-	1,352,286	-0-	1,352,286
Short-Term Investments	1,908,410	-0-	-0-	1,908,410

Total Investments in Securities	51,593,274	30,000,672	-0-	81,593,946
Other Financial Instruments(a)	-0-	-0-	-0-	-0-

Total	$51,593,274	$30,000,672	$-0-	$81,593,946

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2026 is as follows:

Fund	Market Value 8/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,216	$19,210	$20,518	$1,908	$52